                     U.S. SECURITIES & EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


 1 Name and address of issuer:     FUNDS IV Trust
                                   237 Park Avenue
                                   New York, NY   10017

 2 Name of each series or class of funds for which this notice is filed:

   The U.S. Treasury Reserve Money Market Fund              The Value Stock Appreciation Fund
   The Cash Reserve Money Market Fund                       The U.S. Intermediate Tax Exempt Fund
   The Short-Term Treasury Income Fund                      The Kansas Intermediate Tax Exempt Fund
   The Stock Appreciation Fund                              The International Equity Fund

 3 Investment Company Act File Number:                         811-8496

   Securities Act File Number:                                 33-78420

 4 Last day of fiscal year for which this notice is filed:  October 18, 1996


 5 Check box if this notice is being filed more than 180 days after the close of issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration
                                                                --------------

 6 Date of termination of issuer's declaration under rule 24f-2(a)(1), if
   applicable:                                              Not applicable


 7 Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
                                                            None

 8 Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:
                                                            None

 9 Number and aggregate sale price of securities sold during the fiscal year:

                                                               Shares        Amount
                                                               ------        ------
   The U.S. Treasury Reserve Money Market Fund                       --             --
   The Cash Reserve Money Market Fund                       137,972,850   $137,972,850
   The Short-Term Treasury Income Fund                           37,900        380,612
   The Stock Appreciation Fund                                1,262,601     16,667,627
   The Value Stock Appreciation Fund                             79,135      1,001,612
   The U.S. Intermediate Tax Exempt Fund                             --             --
   The Kansas Intermediate Tax Exempt Fund                           --             --
   The International Equity Fund                                     --             --
                                                           ------------- --------------
                                                            139,352,486   $156,022,701
                                                           ============= ==============

On October 18, 1996, pursuant to an Agreement and Plan of Reorganization dated May 21, 1996 and Rule 24f-2(b)(3)(ii), Pilot Growth Fund assumed the obligations, fees, and redemption credits incurred pursuant to Rules 24f-2 and 24e-2 by the Aggressive Stock Appreciation Fund, and Pilot Diversified Bond Income Fund assumed the obligations, fees, and redemption credits incurred pursuant to Rules 24f-2 and 24e-2 by the Bond Income Fund and the Intermediate Bond Income Fund. Pilot Growth Fund and Pilot Diversified Bond Income Fund are series of The Pilot Funds (Securities Act File No. 2-78440 and Investment Company Act File No. 811-03517). Purchase, redemption, and dividend reinvestment activity for the Aggressive Stock Appreciation Fund, the Bond Income Fund and the Intermediate Bond Income Fund which would otherwise appear on this Form will therefore be reflected in The Pilot Funds' annual notice pursuant to Rule 24f-2 filed for the fiscal year ending August 31, 1997.

10 Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:


   FUNDS IV Trust                                           139,352,486   $156,022,701

11 Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:

   The U.S. Treasury Reserve Money Market Fund                       --             --
   The Cash Reserve Money Market Fund                             2,684         $2,684
   The Short-Term Treasury Income Fund                           12,662        127,323
   The Stock Appreciation Fund                                2,115,045     23,950,230
   The Value Stock Appreciation Fund                            222,939      2,610,619
   The U.S. Intermediate Tax Exempt Fund                             --             --
   The Kansas Intermediate Tax Exempt Fund                           --             --
   The International Equity Fund                                     --             --
                                                            ------------  -------------
                                                              2,353,330    $26,690,856
                                                            ============  =============

12 Calculation of registration fee:

   (i) Aggregate sale price of securities sold during the
   fiscal year in reliance on rule 24f-2 (from item 10)                   $156,022,701

   (ii) Aggregate price of shares issued in connection
   with dividend reinvestment plans (from item 11, if
   applicable):                                                             26,690,856

   (iii)Aggregate price of shares redeemed or
   repurchased during the fiscal year (if applicable):                     658,290,849

   (iv) Aggregate price of shares redeemed or
   repurchased and previously applied as a reduction to
   filing fees pursuant to rule 24e-2 (if applicable):                               0

   (v) Net aggregate price of securities sold and issued
   during the fiscal year in reliance on rule 24f-2 (line
   (i), plus line (ii), less line (iii), plus line (iv):                  (475,577,292)

   (vi) Multiplier prescribed by Section 6(b) of the
   Securities Act of 1933 or other applicable law or
   regulation                                                             1/33rd of 1%

   (vii) Fee due (line (i) or line (v) multiplied by line (vi)):                   0.00

13 Check box if fees are being remitted to the
   Commission's lockbox depository as described in
   section 3a of the Commission's Rules of Informal
   and Other Procedures (17 CRF 202.3a):
                                                                          ---------------
   Date of mailing or wire transfer of filing fees
   to the Commission's lockbox depository:
                                                                          ---------------

-------------------------------------------------------------------------------
                                   SIGNATURES
   This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:

   By (Signature and Title)        /s/ Donald E. Brostrom
                                   --------------------------------------
                                   Donald E. Brostrom, Treasurer

   Date December 16, 1996
        -----------------

                        [BAKER & MCKENZIE LETTERHEAD]







                                            December 11, 1996



FUNDS IV Trust
237 Park Avenue
New York, New York 10017

Dear Sirs:

        We refer to the Rule 24f-2 Notice (the "Rule 24f-2 Notice") with respect to Post-Effective Amendment No. 4 (the "Post-Effective Amendment") to the Registration Statement on Form N-1A relating to the shares of beneficial interest, par value $1.00 per share, of FUNDS IV Trust, a Delaware business trust (the "Trust"). The Post-Effective Amendment registered an indefinite number of shares of beneficial interest of the Trust pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Rule 24f-2 Notice makes definite the number of shares of beneficial interest of the Trust sold that were so registered under the Post-Effective Amendment.

        We have examined and relied upon copies of the Post-Effective Amendment and the Rule 24f-2 Notice and have examined and relied upon originals, or copies certified to our satisfaction, of such corporate records, documents, certificates and other instruments as in our judgment are necessary or appropriate to enable us to render the opinion set forth below.

        Based on the foregoing, we are of the opinion that the shares of beneficial interest of the Trust, the registration of which the Rule 24f-2 Notice makes definite in number, were duly authorized, legally issued, fully paid and nonassessable.

        We hereby consent to the use of this opinion in connection with the filing of the Rule 24f-2 Notice. In giving such consent, we do not thereby admit that we come within the

BAKER & MCKENZIE

  FUNDS IV TRUST
  December 11, 1996
  Page 2



  category of persons whose consent is required under section 7 of the Securities Act of 1933, as amended, or the rules and regulations of the Securities and Exchange Commission thereunder.


                                         Very truly yours,


                                          /s/ BAKER & MCKENZIE